Income Taxes - Schedule of Tax Effects of Temporary Differences that Gave Rise to Significant Portions of the Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Start-up costs	$ 1,530,299	$ 302,697
Valuation allowance	$ (1,530,299)	$ (302,697)